S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Jul. 15, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Mr. Klein and M. Klein Associates Inc.
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	As of the date of this prospectus, other than Mr. Klein and M. Klein Associates Inc., no other person has a direct or indirect material interest in our sponsor. Other than our management team, none of the other members of our sponsor will participate in our company’s activities. Mr. Klein will hold approximately 90% of the sponsor membership interests reflecting indirect interests in the founder shares (approximately 93% in the event the over-allotment option is exercised in full) and approximately 43% of the sponsor membership interests reflecting indirect interests in the private placement units (including in the event the over-allotment option is exercised in full). The managing member expects to admit third party accredited investors with prior business relationships with the managing member as members of the sponsor holding approximately 10% of the sponsor membership interests reflecting indirect interests in the founder shares (approximately 7% in the event the over-allotment option is exercised in full) and approximately 57% of the sponsor membership interests reflecting indirect interests in the private placement units (including in the event the over-allotment option is exercised in full). Such parties will have no right to control the sponsor or participate in any decision regarding the disposal of any security held by the sponsor, and will not have any direct or indirect material interest in our sponsor. Additionally, M. Klein and Company has established strategic and working relationships with Strategic Partners and Operating Partners. Such Strategic Partners and Operating Partners may, but have not as of the date of this prospectus, invest in our sponsor, thereby sharing in the appreciation of founder shares and private placement units and assist M. Klein and Company in evaluating potential acquisition targets. Such parties will have no right to control the sponsor or participate in any decision regarding the disposal of any security held by the sponsor, and will not have any direct or indirect material interest in our sponsor.